Leases	12 Months Ended
Dec. 31, 2025
Leases abstract [Abstract]
Disclosure of leases [text block]
19. Leases
The Group’s lease contracts refer to the use of explicitly defined office facilities in different countries, where it obtains substantially all of the economic benefits and has the right to direct the use of such offices.
(a)Amounts recognized in the Consolidated Statements of Financial Position

	2025	2024
Right-of-use assets
Offices	2,995	3,645
	2,995	3,645

	2025	2024
Lease liabilities
Current	1,076	1,137
Non-current	2,309	2,863
	3,385	4,000
During 2025 no new leases were recognized (no new leases in 2024).
(b)Amounts recognized in the Consolidated Statements of Comprehensive Income
The Consolidated Statements of Comprehensive Income shows the following amounts relating to leases:

	2025	2024
Amortization of right-of-use assets
Offices	730	421
	730	421
Interest charges for lease liabilities (included within Finance Costs line item)	254	501
Leases expense for short-term leases (included within General and administrative expense line item)	943	823
The principal cash outflow for leases during 2025 was US$601 (US$552 in 2024).